Information on remuneration - Remuneration costs of the Executive Committee (Detail) - Executive committee [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Information on remuneration [Line Items]
Key management personnel compensation	[1]	€ 32,835,987	€ 25,624,305	€ 33,358,405
Base salary [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1]	8,729,458	9,528,279	9,598,588
Annual incentive [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1],[2]	11,405,130	208,370	5,250,408
Performance share plans [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1],[3]	7,272,815	11,242,581	12,610,073
Stock options [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1]	13,358
Restricted shares [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1],[3]	1,907,511	1,191,529	1,380,644
Pension allowances [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1],[4]	1,346,937	1,949,204	2,107,953
Pension scheme costs [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1]	260,554	288,179	306,694
Other compensation [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1],[5]	€ 1,900,224	€ 1,216,163	€ 2,104,044

[1]	The Executive Committee consisted of 13 members as per December 31, 2023 (2022: 13 members; 2021: 13 members)
[2]	The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.
[3]	Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares at the vesting/release date
[4]	Pension allowances are gross taxable allowances paid to the Executive Committee members in the Netherlands. These allowances are part of the pension arrangement
[5]	The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated